Consolidated Statement of Other Comprehensive Income - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit for the year	₺ 4,239,620	₺ 3,276,690	₺ 2,177,335
Items that will not be reclassified to profit or loss:
Remeasurements of employee termination benefits	(37,230)	(36,385)	12,699
Income tax relating to remeasurements of employee termination benefits	6,085	8,005	(2,794)
Remeasurements of employee benefits, net of tax	(31,145)	(28,380)	9,905
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	29,352	431,810	424,817
Exchange differences arising from discontinued operations		104,986	425,371
Fair value reserve	(1,970)	4,451
Cash flow hedges - effective portion of changes in fair value	1,523,123	221,488	630,191
Cash flow hedges - reclassified to profit or loss	(1,513,209)	(439,365)	(611,035)
Cost of hedging reserve - changes in fair value	(589,856)	97,373	(390,267)
Cost of hedging reserve - reclassified to profit or loss	102,212	(21,768)	42,665
Loss on hedges of net investments in foreign operations	(368,959)	(55,389)
Income tax relating to these items	167,028	(56,728)	(154,409)
-Income tax relating to exchange differences	7,729	(99,234)	(226,667)
-Income tax relating to fair value reserve	483	(979)
-Income tax relating to hedges of net investments	72,684	12,186
-Income tax relating to cost of hedging reserve	92,089	(16,634)	76,472
-Income tax relating to cash flow hedges	(5,957)	47,933	(4,214)
Items that may be reclassified to profit or loss, net of tax	(652,279)	286,858	367,333
Other comprehensive income/(loss) for the year, net of income tax	(683,424)	258,478	377,238
Total comprehensive income	3,556,196	3,535,168	2,554,573
Total comprehensive income for the year is attributable to:
Owners of the Company	3,553,662	3,505,496	2,398,930
Non-controlling interests	2,534	29,672	155,643
Total comprehensive income	3,556,196	3,535,168	2,554,573
Total comprehensive income for the year attributable to owners of the Company arises from:
Continuing operations	3,553,662	2,628,074	1,957,396
Discontinued operations		877,422	441,534
Total	₺ 3,553,662	₺ 3,505,496	₺ 2,398,930